                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zevenbergen Capital, Inc.
Address: 601 Union Street, #2434
         Seattle, WA  98101

13F File Number:  28-2967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Lisa C. Foley
Title:    Principal
Phone:    206-628-8469
Signature, Place, and Date of Signing:

       Lisa C. Foley      Seattle, Washington     May 11, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   83

Form 13F Information Table Value Total:   $1,184,851



List of Other Included Managers:

 No.  13F File Number     Name

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
        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109    24027   301042 SH       SOLE                   195608            105434
Abercrombie & Fitch Co.        COM              002896207      231     2500 SH       SOLE                     2500
Abovenet Communucations        COM              003743101     2029    15500 SH       SOLE                    12900              2600
Adelphia Comm.                 COM              006848105     5027    79800 SH       SOLE                    56350             23450
Airtouch Comm.                 COM              00949T100     4271    44200 SH       SOLE                    43600               600
Amazon.com, Inc.               COM              023135106    13715    79650 SH       SOLE                    55250             24400
Amer. Bankers Insurance        COM              024456105      381     7326 SH       SOLE                                       7326
America Online, Inc.           COM              02364J104    74036   503645 SH       SOLE                   331360            172285
Associates First Cap.          COM              046008108     9306   206800 SH       SOLE                   134500             72300
At Home Corp.                  COM              045919107    43273   274750 SH       SOLE                   180850             93900
Atlantic Coast Airlines        COM              048396105      231     8200 SH       SOLE                     6600              1600
Avon Products, Inc.            COM              054303102    30212   641950 SH       SOLE                   405700            236250
Biogen, Inc.                   COM              090597105    12306   107650 SH       SOLE                    69650             38000
Bristol-Myers Squibb           COM              110122108    13758   214550 SH       SOLE                   135800             78750
Broadcast.com, Inc.            COM              111310108    12795   108260 SH       SOLE                    72200             36060
Broadcom Corp.- CL A           COM              111320107    10187   165300 SH       SOLE                   110400             54900
CMGI, Inc.                     COM              125750109    42324   231200 SH       SOLE                   151550             79650
Cablevision Systems            COM              12686C109    24287   327650 SH       SOLE                   221750            105900
Campbell Soup Co.              COM              134429109      244     6000 SH       SOLE                                       6000
Cardinal Health, Inc.          COM              14149Y108    17931   271675 SH       SOLE                   175950             95725
Cendant Corp.                  COM              151313103      277    17400 SH       SOLE                                      17400
Cisco Systems, Inc.            COM              17275R102    39538   360875 SH       SOLE                   235225            125650
Clear Channel Comm.            COM              184502102    43738   652200 SH       SOLE                   428400            223800
Clorox Company                 COM              189054109     6492    55400 SH       SOLE                    36800             18600
Colgate-Palmolive Co.          COM              194162103    13984   152000 SH       SOLE                    98050             53950
Colt Telecom Group             COM              196877104    35001   487400 SH       SOLE                   261250            226150
Comcast Corp. - Special        COM              200300200    30106   478350 SH       SOLE                   319000            159350
Costco Companies, Inc.         COM              22160Q102    13744   150100 SH       SOLE                    97900             52200
Cox Radio, Inc.                COM              224051102      256     5000 SH       SOLE                     5000
DoubleClick Inc.               COM              258609304      874     4800 SH       SOLE                     4000               800
E*Trade Group, Inc.            COM              269246104     8619   147800 SH       SOLE                   100450             47350
EBAY, Inc.                     COM              278642103      481     3500 SH       SOLE                     3100               400
Estee Lauder Cos.              COM              518439104    34450   364550 SH       SOLE                   232850            131700
Firstar Corp                   COM              33763V109     6712    75000 SH       SOLE                    49700             25300
Fred Meyer, Inc.               COM              593098106      973    16530 SH       SOLE                                      16530
General Electric Co.           COM              369604103     2163    19550 SH       SOLE                    11150              8400
Global Crossing, LTD           COM              G3921A100    19892   430100 SH       SOLE                   288400            141700
Global Telesystems Grp.        COM              37936U104    26581   475200 SH       SOLE                   326400            148800
Guidant Corp.                  COM              401698105      239     3944 SH       SOLE                     3944
Infospace.com, Inc.            COM              45678T102     1662    18750 SH       SOLE                    14350              4400
Intel Corp.                    COM              458140100      416     3500 SH       SOLE                     1300              2200
Intuit, Inc.                   COM              461202103    10358   101800 SH       SOLE                    68200             33600
Jacor Communications           COM              469858401     4598    60500 SH       SOLE                    42200             18300
Legg Mason, Inc.               COM              524901105      289     8578 SH       SOLE                                       8578
Liberty Media - A              COM              001957208    43060   818784 SH       SOLE                   541658            277126
Lilly (Eli) & Co.              COM              532457108      299     3528 SH       SOLE                     1528              2000
Longview Fibre                 COM              543213102      162    14000 SH       SOLE                                      14000
Loral Space & Comm.            COM              564621073     4286   296900 SH       SOLE                   206500             90400
Lucent Technologies            COM              549463107    24975   231250 SH       SOLE                   153900             77350
MCI Worldcom, Inc.             COM              55268B106    52732   595418 SH       SOLE                   389148            206270
Mannesmann AG                  COM              563775303      932     7300 SH       SOLE                     6300              1000
MediaOne Group, Inc.           COM              58440J104      894    14100 SH       SOLE                    11900              2200
Merck & Co., Inc.              COM              589331107      937    11700 SH       SOLE                     8900              2800
Metromedia Fiber Network       COM              591689104    30077   580500 SH       SOLE                   386000            194500
Microsoft Corp.                COM              594918104    67245   750288 SH       SOLE                   424800            325488
Miningco.com, Inc.             COM              60366T108      537     6000 SH       SOLE                     5600               400
NTL Incorporated               COM              629407107     8874   109050 SH       SOLE                    76750             32300
Nextlink Comm.                 COM              65333H707     1504    26850 SH       SOLE                    19300              7550
Northern Trust Corp.           COM              665859104     7860    88500 SH       SOLE                    57250             31250
Omnicom Group                  COM              681919106    13713   171550 SH       SOLE                   113250             58300
Paychex, Inc.                  COM              704326107    12013   253249 SH       SOLE                   159700             93549
PepsiCo, Inc.                  COM              713448108      235     6000 SH       SOLE                                       6000
Pfizer, Inc.                   COM              717081103    33191   239213 SH       SOLE                   153913             85300
Providian Financial Corp.      COM              74406A102     6644    60400 SH       SOLE                    39300             21100
Qualcomm, Inc.                 COM              747525103    40727   327450 SH       SOLE                   218200            109250
Qwest Communications           COM              749121109    44165   612599 SH       SOLE                   404299            208300
RSL Communications             COM              G7702U102     1466    40800 SH       SOLE                    35200              5600
Schering-Plough                COM              806605101    17404   315000 SH       SOLE                   202500            112500
Shaw Communications, Inc.      COM              82028K200     1741    54100 SH       SOLE                    49600              4500
Solectron Corp.                COM              834182107    30684   631850 SH       SOLE                   410650            221200
Starbucks Corp.                COM              855244109      702    25020 SH       SOLE                     5900             19120
TV Guide, Inc.                 COM              87307Q109     1125    30500 SH       SOLE                    25400              5100
Theragenics Corp.              COM              883375107      105    15000 SH       SOLE                    15000
Time Warner, Inc.              COM              887315109    41291   583100 SH       SOLE                   384450            198650
USA Networks, Inc.             COM              902984103    11870   331450 SH       SOLE                   225150            106300
Verticalnet Inc.               COM              92532L107      862     8300 SH       SOLE                     6700              1600
Vignette Corp.                 COM              926734104     2081    27650 SH       SOLE                    20850              6800
Vodafone Group                 COM              92857T107     1202     6400 SH       SOLE                     4400              2000
Walt Disney Co.                COM              254687106     7735   248500 SH       SOLE                   161800             86700
Warner-Lambert                 COM              934488107    27427   414000 SH       SOLE                   266600            147400
Wells Fargo Company            COM              949746101      224     6380 SH       SOLE                     1000              5380
Western Wireless Corp.         COM              95988E204     1214    33500 SH       SOLE                    30700              2800
Winstar Communications         COM              975515107      643    17700 SH       SOLE                    15100              2600
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